Acquisitions (Details 14) (USD $)	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2014	Mar. 31, 2014	Jan. 03, 2012 item	Mar. 31, 2012	Mar. 31, 2011
Acquisitions
Cash paid for water facilities	$ 14,000,000
Consideration paid for acquisition
Cash paid	14,000,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	555,220,000	1,170,490,000	1,107,006,000		167,245,000	8,568,000
Retail propane equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Retail propane equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			25 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Pacer Propane Holdings, L.P.
Acquisitions
Cash paid for water facilities				32,213,000
General and administrative expense					700,000
Equity issuance costs					100,000
Number of owned or leased customer service centers				17
Consideration paid for acquisition
Cash paid				32,213,000
Total consideration paid				62,588,000
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade				4,389,000
Inventories				965,000
Prepaid expenses and other current assets				43,000
Goodwill				15,782,000
Assumed liabilities				(4,399,000)
Fair value of net assets acquired				62,588,000
Pacer Propane Holdings, L.P. | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets				2,410,000
Pacer Propane Holdings, L.P. | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets				23,560,000
Useful life of intangible assets				15 years
Pacer Propane Holdings, L.P. | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets				1,520,000
Pacer Propane Holdings, L.P. | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment				1,967,000
Pacer Propane Holdings, L.P. | Retail propane equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment				12,793,000
Pacer Propane Holdings, L.P. | Retail propane equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment				15 years
Pacer Propane Holdings, L.P. | Retail propane equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment				20 years
Pacer Propane Holdings, L.P. | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment				3,090,000
Useful life of property, plant and equipment				5 years
Pacer Propane Holdings, L.P. | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment				409,000
Useful life of property, plant and equipment				30 years
Pacer Propane Holdings, L.P. | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment				59,000
Pacer Propane Holdings, L.P. | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment				3 years
Pacer Propane Holdings, L.P. | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment				5 years
Pacer Propane Holdings, L.P. | Common Units
Acquisitions
Number of common units issued to acquire business (in shares)				1,500,000
Consideration paid for acquisition
Common units				$ 30,375,000